Capital Management	12 Months Ended
Mar. 31, 2019
Capital Management [Abstract]
Capital Management
23.	Capital management:

The Corporation’s objective in managing capital is to ensure sufficient liquidity to develop its technologies and commercialize its products, finance its research and development activities, including the cannabis activities, selling, general and administrative expenses, its overall capital expenditures and those related to its debt reimbursement. The Corporation also needs to ensure adequate financing to support M&A activities. The Corporation is not exposed to external requirements by regulatory agencies regarding its capital. The Corporation is subject to certain financial covenants under its secured loan. As of March 31, 2019, the Corporation was in compliance with these financial covenants.

Since inception, the Corporation has financed its liquidity needs primarily through the cash coming from the sale of the krill business, cash flows from operating activities and liquidities, as well as the issuance of debt and common shares. The Corporation optimizes its liquidity needs by non-dilutive sources whenever possible, including research tax credits, investment tax credits, interest income and revenues from strategic partnerships, collaboration agreements and government assistance.

The Corporation defines capital as being the total of shareholders’ equity and loans and borrowings.

The Corporation’s primary objectives when managing capital are to:

•	Ensure that the Corporation will continue as a going concern while providing an appropriate investment return to its shareholders;
•	Optimize leverage position of the nutraceutical segment by generating positive cash flows and reducing the long-term debt;
•

Generate positive cash-flows in the cannabis segment while preserving a financial flexibility in order to continue to develop unique extracts and formulations in high potential growth segments such as medical and wellness cannabinoid-based products.

Cash, cash equivalents and short-term investments:

As at March 31, 2019 cash amounted to $3,676,704 (2018 – $5,784,810), and cash equivalents amounted to $6,142,647 (2018 – $18,502,297).

The Corporation cash equivalents, short-term investments and restricted short-term investment as at March 31, 2019 and 2018 are as follows:

			March 31,			March 31,
			2019			2018
	Maturity			Maturity
	date	Rate	Amount	date	Rate	Amount

Term deposit (1)	—	1.55%	$6,142,647	April 27, 2018	1.12%	$18,502,297
Restricted short-term investment as pledge for the acquisition of Biodroga	—	—	—	May 28, 2018	1.20%	2,350,000
Short-term investment	Dec. 11, 2019	1.40%	48,000	Dec. 11, 2018	0.90%	60,000

(1) Cashable at any time at the discretion of the Corporation, under certain conditions.